CONSOLIDATED BALANCE SHEETS - USD ($)		Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS
Cash and cash equivalents		$ 8,306,692	$ 1,258,616
Inventories		73,267
Prepaid expenses and other current assets		234,340	167,612
Tax recoverable			597
TOTAL CURRENT ASSETS		8,614,299	1,426,825
Operating lease right-of-use assets		136,913	212,324
Plant and equipment, net		159,926	248,894
Deferred offering costs		0	929,137
TOTAL ASSETS		8,911,138	2,817,180
CURRENT LIABILITIES
Operating lease liabilities, current		137,598	148,663
Accrued expenses and other liabilities		202,850	$ 319,872
Due to Director		$ 1,600,000
Other Liability, Current, Related Party [Extensible Enumeration]		srt:DirectorMember	srt:DirectorMember
TOTAL CURRENT LIABILITIES		$ 1,940,448	$ 468,535
Operating lease liabilities, non-current			64,742
TOTAL LIABILITIES		1,940,448	533,277
Commitments and contingencies
Ordinary shares, $0.00001 par value; 4,950,000,000 shares authorized, 560,759,740 and 556,800,001 shares issued and outstanding as of June 30, 2026 and December 31, 2025, respectively	[1]	5,608	5,568
Series A preferred shares, $0.00001 par value, 50,000,000 shares authorized, 780,000 shares issued and outstanding as of June 30, 2026		8
Additional paid-in capital		14,157,893	7,293,276
Accumulated deficit		(7,646,583)	(5,484,378)
Accumulated other comprehensive income		453,764	469,437
Total shareholders' equity		6,970,690	2,283,903
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 8,911,138	$ 2,817,180

[1]	The shares amounts are presented on a retroactive basis, due to group reorganization (see Note 1 and 9).